SUMMARY OF OTHER NON-CURRENT LIABILITIES (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Provisions	$ 1,272	$ 1,071	$ 540
Pension liabilities (Note 13)	2,063	1,677	2,256
Total other non-current liabilities	$ 3,335	$ 2,748	$ 2,796